SUMMARY OF SIGNIFICANT POLICIES (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Accounting Policies [Abstract]
Machinery, equipment gross		$ 0
Accumulated depreciation		$ 0
Anti-dilutive shares	0	0